Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flow from operating activities:
Net loss	$ (339,444)	(2,054,898)	(3,191,887)	(3,265,777)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	214,477	1,298,379	1,196,240	909,384
Gain on bargain purchase from an acquisition				(52,202)
Loss on disposal of property, plant and equipment	3,563	21,567	66,100	24,728
Provision for doubtful accounts receivable	506	3,065	68,561	38,988
Loss on sale of accounts receivable and prepayments	1,956	11,840	2,100	2,279
Write-down of inventories to net realizable value	819	4,958	665,416	469,872
Equity in losses (income) of affiliates, net	(198)	(1,197)	(507)	9,557
Amortization of debt issuance cost	5,201	31,484	35,647	24,311
Share-based compensation	2,624	15,885	35,503	73,858
Deferred income tax benefit	(6,051)	(36,631)	(220,151)	(315,150)
Accreted interest on convertible senior notes and senior secured convertible notes				54,658
Foreign currency exchange losses (gains), net	(3,170)	(19,191)	106,051	(9,907)
Unrealized gain of financial instruments	(2,032)	(12,302)	(11,132)	(3,963)
Impairment of goodwill				273,382
Impairment of long-lived assets		0	200,497	2,275,024
Provision for inventory purchase commitments	79,320	480,182		851,694
Changes in operating assets and liabilities, net of the effect of acquisitions:
Restricted cash related to purchase of inventory and other operating activities	(153,453)	(928,959)	(61,831)	272,841
Accounts receivable	(128,492)	(777,831)	(1,574,435)	(259,458)
Inventories	56,756	343,583	(22,367)	(138,321)
Prepayments to suppliers	(15,601)	(94,444)	(198,126)	(923,951)
Value-added tax recoverable	(1,170)	(7,085)	389,167	(17,152)
Amounts due from and prepayments to related parties	(18,478)	(111,863)	(182,488)	(347,499)
Prepaid expenses and other current assets	(4,321)	(26,166)	(56,374)	(263,695)
Accounts payable	330,605	2,001,383	541,025	317,526
Advances from customers	(18,976)	(114,875)	(80,342)	(137,271)
Amounts due to related parties	17,226	104,279	110,983	158,094
Other current liabilities and accrued expenses	29,431	178,168	149,516	48,841
Other liabilities	7,139	43,220	(22,860)	270,138
Net cash provided by (used in) operating activities	58,237	352,551	(2,055,694)	340,829
Cash flows from investing activities
Government grants for property, plant and equipment	57,821	350,028	213,976	125,599
Purchase of property, plant and equipment	(196,742)	(1,191,016)	(1,952,578)	(4,838,729)
Restricted cash related to purchase of property, plant and equipment			(45,593)	(548,637)
Proceeds from sale of equipment under sale-leaseback agreement	16,519	100,000	99,000
Payments for land use rights	(3,080)	(18,643)	(142,596)	(174,032)
Equity investments	(8,846)	(53,552)	(150,000)	(23,707)
Cash acquired from the acquisition of a subsidiary, net of cash paid				54,851
Proceeds from disposal of long-term investment	415	2,514
Loans made to related parties	(4,130)	(25,000)	(50,000)	(100,000)
Proceeds from disposal of plant, property and equipment	14	84
Proceeds from repayment of loans made to related parties	27,256	165,000
Net cash used in investing activities	(110,773)	(670,585)	(2,027,791)	(5,504,655)
Cash flows from financing activities
Proceeds from short-term borrowings	1,036,615	6,275,359	8,752,384	7,034,958
Proceeds from long-term debt	276,611	1,674,523	4,328,511	3,722,292
Repayment of short-term borrowings	(1,170,441)	(7,085,496)	(11,339,100)	(6,344,037)
Repayment of long-term debt	(248,801)	(1,506,168)	(1,790,214)	(968,990)
Repayment of capital lease obligation	(9,445)	(57,175)	(26,535)
Payment of deposit for capital lease	(2,892)	(17,510)	(14,490)
Proceeds from exercise of options	662	4,005		601
Restricted cash related to guarantee of bank borrowings	(2,357)	(14,271)	543,887	(1,007,522)
Contribution from noncontrolling interest holders	18,518	112,100	105,000
Repayment of borrowings from Yingli Hainan's noncontrolling interest holders				(150,000)
Payment for the repurchase of the convertible senior notes			(7,552)
Dividend paid to noncontrolling interest holders	(1,468)	(8,888)	(29,251)	(8,571)
Proceeds from issuance of medium-term notes			1,500,000	1,400,000
Payment for issuance costs of medium-term notes			(15,300)
Purchase of non-controlling interest of a subsidiary	(979)	(5,929)
Payment for share repurchase			(3,493)	(123,838)
Net cash provided by (used in) financing activities	(103,977)	(629,450)	2,003,847	3,554,893
Effect of foreign currency exchange rate changes on cash and cash equivalents	(5,270)	(31,903)	(16,535)	(66,161)
Net decrease in cash and cash equivalents	(161,783)	(979,387)	(2,096,173)	(1,675,094)
Cash and cash equivalents at beginning of year	344,395	2,084,865	4,181,038	5,856,132
Cash and cash equivalents at end of year	182,612	1,105,478	2,084,865	4,181,038
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	179,191	1,084,766	836,860	445,960
Income tax paid	9,663	58,496	20,862	400,970
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	75,717	458,370	497,886	769,956
Payables for purchase of land use right	10	60	9,338
Payable for capital lease	37,044	224,252	99,283
Conversion of senior secured convertible notes to ordinary shares			130,127